Commitments and Contingencies (Details 2) (USD $)	0 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		48 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		3 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended
	Jun. 20, 2013 2007 Tax Sharing Agreement	Sep. 27, 2013 2007 Tax Sharing Agreement	Mar. 29, 2013 Selling, General and Administrative Expenses	Sep. 28, 2012 Selling, General and Administrative Expenses	Sep. 30, 2011 Selling, General and Administrative Expenses	Sep. 27, 2013 Remedial Costs	Sep. 27, 2013 Remediation and Monitoring Costs Other Liabilities	Sep. 27, 2013 Tyco International 2007 Tax Sharing Agreement	Sep. 27, 2013 Covidien 2007 Tax Sharing Agreement	Sep. 27, 2013 TE Connectivity 2007 Tax Sharing Agreement	Jun. 30, 2002 Frank E. Walsh, Jr.	Mar. 30, 2012 Legacy Matters Former CFO	Sep. 27, 2013 Environmental Matters Remedial Costs	Sep. 28, 2012 Asbestos Matters	Jun. 29, 2012 Asbestos Matters	Sep. 27, 2013 Asbestos Matters claim	Sep. 27, 2013 Asbestos Matters Yarway Corporation	Jun. 28, 2013 Compliance Matters	Dec. 28, 2012 Compliance Matters	Sep. 27, 2013 Compliance Matters	Sep. 27, 2013 Compliance Matters Covidien	Sep. 27, 2013 Legacy Securities Matters	Jun. 28, 2013 Other Matters Selling, General and Administrative Expenses
Legacy Matters Related to Former Management
Claims against the company by former CEO and former CFO																						$ 140,000,000
Legacy matter liabilities																						91,000,000
Adjustment in loss reserve due to lapsing of time periods, recognized net gain												50,000,000
Combined payments made by the entity which are subject of a civil complaint against a former director											20,000,000
Payments made by the entity to a former director which are subject of a civil complaint											10,000,000
Environmental and Asbestos Matters
Loss contingency remedial costs, minimum							62,000,000						74,000,000
Loss contingency remedial costs, maximum							137,000,000						162,000,000
Probable contingency loss							93,000,000						105,000,000
Loss contingency accrual, accrued and other current liabilities							79,000,000						82,000,000
Loss contingency accrual, other liabilities							14,000,000						23,000,000
Environmental remediation expense			100,000,000	17,000,000	11,000,000
Environmental remediation expenses, net of recoveries						132,000,000
Loss contingency accrual														155,000,000		169,000,000	10,000,000
Pending claims, number																5,200
Revised look back period															3 years
Look back period															5 years
Look forward period															7 years
Revised look forward period															15 years
Loss contingency, impact on income (loss) from continuing operations before income taxes															90,000,000
Loss contingency, impact on net income (loss)															55,000,000
Loss contingency, impact on income (loss) from continuing operations before income taxes, per basic and diluted shares (in dollars per share)															$ 0.12
Loss contingency, impact on net income (loss), per basic and diluted shares (in dollars per share)															$ 0.12
Insurance recoveries														97,000,000
Loss contingency accrual, before insurance recoveries														401,000,000		321,000,000
Loss contingency accrual, insurance recoveries														246,000,000		152,000,000
Compliance Matters
Liability for fines, disgorgement and prejudgment interest																				26,000,000	5,000,000
Payments for Legal Settlements																		13,000,000	13,000,000
Tax Litigation
Tax liability share percentage								27.00%	42.00%	31.00%
Income tax examination, additional taxes owed	883,300,000	883,300,000
Income tax examination, proposed tax penalties	154,000,000	154,000,000
Income tax examination, amount of additional tax deficiency	30,000,000	30,000,000
Income tax examination, amount of disallowed interest and related deductions	2,900,000,000	2,900,000,000
Income tax examination, amount of estimated adverse impact on financial results	6,600,000,000	6,600,000,000
Other Matters
Reversed estimated recovery from third party																							$ 26,500,000